Financial results	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial results

7. Financial results

		Year ended December 31,
	Notes	2024	2023	2022
Financial income
Short-term investments		328	309	440
Other		94	123	80
		422	432	520
Financial expenses
Loans and borrowings interest	11(c)	(791)	(725)	(565)
Bond premium repurchase	11(c)	(50)	(22)	(113)
Interest on supplier finance arrangements	14	(162)	(203)	(51)
Interest on REFIS		(91)	(148)	(152)
Interest on lease liabilities	25	(49)	(62)	(64)
Other		(330)	(299)	(234)
		(1,473)	(1,459)	(1,179)
Other financial items, net
Foreign exchange and indexation gains (losses), net		(1,388)	(1,643)	(975)
Participative shareholders' debentures	23	(175)	(179)	659
Financial guarantees	33(b)	-	-	481
Derivative financial instruments, net	21	(1,209)	903	1,154
Reclassification of cumulative translation adjustments to the income statement	16(a) and 17	-	-	1,608
		(2,772)	(919)	2,927
Total		(3,823)	(1,946)	2,268

Accounting policy

Transactions in foreign currencies are translated into the functional currency using the exchange rate effective on the date of the transaction. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions related to qualifying net investment hedges, cash flow hedge or items that are attributable to the net investment in a foreign operation, for which gains, and losses are recognized as a component of other comprehensive income.

The accounting policies related to the other items of the financial result are shown in the notes, “16. Investments in subsidiaries, associates, and joint ventures”, “23. Participative shareholders’ debentures”, “24. Loans, borrowing, cash and cash equivalents and short-term investments” and “25. Leases”.